General Information and Basis of Presentation	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
General Information and Basis of Presentation
1. General Information and Basis of Presentation

General Information

Navigator Holdings Ltd. (the “Company”), the ultimate parent company of the Navigator Group of companies, is registered in the Republic of the Marshall Islands. The Company has a core business of owning and operating a fleet of liquefied gas carriers. As of June 30, 2026, the Company owned and operated 54 gas carriers (the “Vessels”), each having a cargo capacity of between 6,800 cbm and 38,000 cbm, of which 27 were ethylene and ethane-capable vessels.

The Company owns a 50% share, through a joint venture with Enterprise Products Partners (the “Export Terminal Joint Venture”), of an ethylene export marine terminal at Morgan’s Point, Texas on the Houston Ship Channel (the “Ethylene Export Terminal”), which has the capacity to export at least 1.55 million tons of ethylene per year. The Company's investment in the Export Terminal Joint Venture is accounted for using the equity method.

The Company entered into a joint venture (the “Navigator Greater Bay Joint Venture”) with Greater Bay Gas Co. Ltd. (“Greater Bay Gas”) in September 2022, which joint venture entity acquired two 17,000 cbm, 2018-built ethylene-capable liquefied gas carriers, and three 22,000 cbm, 2019-built ethylene-capable liquefied gas carriers. The Navigator Greater Bay Joint Venture was owned 60% by the Company and 40% by Greater Bay Gas. On October 14, 2025, the Company increased its ownership interest in the Navigator Greater Bay Joint Venture from 60% to 75.1% through the acquisition of an additional 15.1%. The Navigator Greater Bay Joint Venture is accounted for as a consolidated subsidiary in our consolidated financial statements, with the proportion owned by Greater Bay Gas accounted for as a non-controlling interest.

The Company entered into a joint venture (the “Amon Joint Venture”) with Amon Gas Holdings AS ("Amon Gas") in July 2025. The Amon Joint Venture has entered into contracts with Nantong CIMC Sinopacific Offshore & Engineering Co., Ltd., to build two 51,530 cubic meter capacity ammonia-fueled liquefied ammonia carriers (the “Two Ammonia Newbuild Vessels”), which will also be capable of carrying liquefied petroleum gas. Deliveries for the Two Ammonia Newbuild Vessels are scheduled to take place in May 2028 and September 2028 respectively, at an average yard price of $87 million per vessel. At June 30, 2026, the Company owned 61% of the Amon Joint Venture, and Amon Gas owned 39%. The Amon Joint Venture is consolidated in our consolidated financial statements with the proportion owned by Amon Gas accounted for as a non-controlling interest. Under the terms and conditions of the investment, the Company expects to own 79.5% of the Amon Joint Venture and Amon Gas expects to own 20.5% upon delivery of the vessels in 2028.

Unless the context otherwise requires, all references in the consolidated financial statements to “our”, “we”, and “us” refer to the Company.

Basis of Presentation

These unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and related Securities and Exchange Commission (“SEC”) rules for interim financial reporting. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In our opinion, all adjustments consisting of normal recurring items, necessary for a fair statement of financial position, operating results and cash flows have been included in the unaudited interim condensed consolidated financial statements and related notes. The unaudited interim condensed consolidated financial statements and related notes should be read in conjunction with the audited consolidated financial statements and related notes for the year ended December 31, 2025, included in our Annual Report on Form 20-F filed with the SEC on March 12, 2026 (the “2025 Annual Report”). The year-end condensed balance sheet data was derived from the audited financial statements but does not include all disclosures required by accounting principles generally accepted in the United States of America. The results for the six months ended June 30, 2026, are subject to seasonal and other fluctuations and are not necessarily indicative of results for the year ending December 31, 2026, or any other future periods.

The accompanying unaudited condensed consolidated financial statements include the accounts of the Company, its subsidiaries and variable interest entities (“VIE”) for which the Company is a primary beneficiary (please read Note 14. Variable Interest Entities for additional information). All intercompany accounts and transactions have been eliminated on consolidation. References to joint venture include all operations under joint arrangements for accounting purposes.
Management has evaluated the Company’s ability to continue as a going concern and considered the conditions and events that could give rise to substantial doubt about the Company’s ability to continue as a going concern within 12 months after the financial statements are issued. As part of the evaluation, and among other things, management has considered the following:

•our current financial condition and liquidity sources, including current funds available and forecasted future cash flows; and
•the severity and duration of any world events and armed conflicts, including the Russian-Ukrainian war, conflicts in the Israel-Gaza region and the broader conflict in the Middle East involving Iran and other nations, and associated repercussions to supply and demand for oil and gas and the global economy generally, as well as possible effects of trade disruptions and trade tariffs;
Following the evaluation, Management has determined that it is appropriate to continue to adopt the going concern basis in preparing the financial statements.
A discussion of the Company’s significant accounting policies can be found in the Company’s consolidated financial statements included in the Company's 2025 Annual Report. There have been no material changes to these policies in the six months ended June 30, 2026.

Recent Accounting Pronouncements
New accounting standards issued as of June 30, 2026, may affect future reporting by Navigator Holdings Ltd. The Company's 2025 Annual Report contains a list of such accounting pronouncements that may be relevant in the future and no new material accounting pronouncements were announced during the six months ended June 30, 2026, and through the date of this filing. The impact of these pronouncements on the Company's financial reporting was assessed and the Company concluded that no material impact for current and future reporting periods is expected.